Accounting Policies and Basis of Preparation	6 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Policies [Abstract]
Accounting Policies and Basis of Preparation

The condensed consolidated financial information comprises the unaudited interim financial information for the six months to 30 June 2021. This condensed consolidated financial information has been prepared in accordance with IAS 34 Interim Financial Reporting as adopted for use in the UK and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules issued by the Financial Conduct Authority. The interim condensed consolidated financial information is unaudited.

This condensed consolidated financial information does not constitute statutory accounts within the meaning of Section 434 of the Companies Act 2006 and should be read in conjunction with the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2020, including the audited financial statements for the year ended 31 December 2020, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and in accordance with International Financial Reporting Standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union (EU) (‘IFRS as adopted by the EU’). The Group’s Annual Report and Form 20-F for the year ending 31 December 2021 will be prepared in accordance with IFRS as issued by the IASB and UK-adopted international accounting standards.

IFRS as adopted by the UK, IFRS as adopted by the EU differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented. The Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2020 represent the statutory accounts for that year and have been filed with the Registrar of Companies. The auditor’s report on those statements was unmodified and did not contain an emphasis of matter paragraph and did not contain any statement under Section 498 (2) or (3) of the Companies Act 2006.

These condensed consolidated financial statements have been prepared under the historical cost convention, except in respect of certain financial instruments. They are prepared on a basis consistent with the IFRS accounting policies as set out in the Group’s Annual Report and Form 20-F for the year ended 31 December 2020. In addition, the investments in associates and joint ventures shown in the Group balance sheet include biological assets held by Organigram Holdings Inc., which was acquired by the Group on 11 March 2021. In accordance with IAS 41 Agriculture, the Group measures biological assets at fair value less costs to sell up to the point of harvest, at which point this becomes the basis for the cost of finished goods inventories after harvest with subsequent expenditures incurred on these being capitalised, where applicable, in accordance with IAS 2 Inventories. Unrealised fair value gains and losses arising during the growth of biological assets are recognised immediately in the income statement.

The preparation of these condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities at the date of these condensed consolidated financial statements. Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the condensed consolidated financial statements. The key estimates and assumptions were the same as those that applied to the consolidated financial information for the year ended 31 December 2020, apart from updating the assumptions used to determine the carrying value of liabilities for retirement benefit schemes. As described on page 35, the Group has reviewed the carrying value of the significant investments of goodwill and intangibles (due in part to the announcements in the US regarding potential menthol regulation, the impact of COVID-19 across the Group and ongoing challenging trading conditions in certain markets) and determined that no impairment is required. In the future, actual experience may deviate from these estimates and assumptions, which could affect these condensed consolidated financial statements as the original estimates and assumptions are modified, as appropriate, in the period in which the circumstances change.

As discussed on page 21, after reviewing the Group’s forecast financial performance and financing arrangements, the Directors consider that the Group has adequate resources to continue operating for at least 12 months from the date of approval of this condensed consolidated financial information and that it is therefore appropriate to continue to adopt the going concern basis in preparing this Half-Year Report.